Income Taxes - Schedule of Reconciliation of Statutory U.S. Federal Income Tax Rate to Company's Effective Income Tax Rate (Details)		12 Months Ended
	Dec. 22, 2017	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory income tax rate	35.00%	21.00%	21.00%	22.20%
State taxes, net of federal income tax benefit		2.40%	3.00%	4.00%
Global intangible low taxed income		0.30%	0.50%	0.00%
Foreign taxes		1.70%	1.80%	0.70%
Adjustments related to the TCJA		0.00%	(3.10%)	2.20%
Uncertain tax benefits		(1.80%)	1.00%	0.00%
Other		(0.40%)	(0.80%)	0.10%
Effective income tax rate		23.30%	23.50%	29.20%